Note 5 - Deposits (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Schedule of Interest Bearing Deposits [Table Text Block]
	2015	2014
NOW accounts	$124,524	$112,571
Savings and Money Market	200,976	198,788
Time:
In denominations of $250,000 or less	146,975	164,219
In denominations of more than $250,000	11,772	9,458
Total time deposits	158,747	173,677
Total interest-bearing deposits	$484,247	$485,036

Maturities of Time Deposits [Table Text Block]
2016	$82,413
2017	44,750
2018	16,200
2019	9,873
2020	5,001
Thereafter	510
Total	$158,747